Quarles & Brady LLP
411 East Wisconsin Avenue, Suite 2040
Milwaukee, Wisconsin 53202-4497
Phone: 414.277.5000
Fax: 414.271.3552
October 14, 2005
VIA EDGAR
Ms. Pamela A. Long
Assistant Director
Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20002

Re:	Brady Corporation
Registration Statement on Form S-3
Filed September 1, 2005
File No. 333-128023
Dear Ms. Long:
     With this letter, on behalf of Brady Corporation, we are transmitting for filing via EDGAR Pre-effective Amendment No. 1 (the “Amendment”) to the Form S-3 Registration Statement (File No. 333-128023) of Brady Corporation. The Amendment responds to your comment letter dated September 26, 2005. With a paper copy of this letter, we have also enclosed two marked copies of the Amendment, showing changes from the original filing. For sake of clarity, references in this letter to “we” refer to Brady Corporation and/or its affiliates, except as the context otherwise may require.
     Set forth below are the headings and numbered paragraphs from your September 26 letter, each of which is immediately followed by Brady Corporation’s response, including any supplemental information requested, or a reference to the location in the Amendment where we have made changes in response to your comment.

Ms. Pamela A. Long
Assistant Director
Securities and Exchange Commission
October 14, 2005

Conversion and Exchange, page 8
1.	With respect to the debt securities, be advised that the convertible securities may not be issued for “other securities” that have not been registered under this registration statement unless the convertible securities exercisable for such other securities are not legally exercisable immediately or within one year of the date of sale of the convertible securities. All of the underlying classes of securities to which the convertible securities relate must be identified in the registration statement, including the fee table.

Response:

The Staff’s comment is noted.

Confirming Documentation

None.
Exchange of Debt Securities, page 9
2.	We note that the disclosure in this section appears to contemplate the exchange of outstanding securities for securities to be offered through this prospectus. Please note that Form S-3 is not available for such exchange transactions. In this regard, please see the transaction requirements in Part I.B. to the general instructions to Form S-3.

Response:

It was not our intent for the registration statement to cover the exchange of outstanding securities for securities to be offered through the prospectus. Consequently, we have deleted the section entitled “Exchange of Debt Securities” from the Amendment.

Ms. Pamela A. Long
Assistant Director
Securities and Exchange Commission
October 14, 2005

Confirming Documentation

Deletion of section entitled “Exchange of Debt Securities” from page 9 of the Amendment.
Plan of Distribution, page 16
3.	The prospectus states that the offering of common stock may include sales by selling shareholders. Securities that are registered on Form S-3 pursuant to general instruction II.D. of Form S-3 must be offered pursuant to general instruction I.B.1. or I.B.2. of Form S-3, which relate to primary offerings by the issuer. The unallocated shelf procedure may not be utilized by selling shareholders. However, please note that a secondary offering may be included in the registration statement provided the class of securities, number of securities, offering price and fee payable with respect to such secondary offering are separately allocated in the fee table, and the selling shareholders are identified.

Response:

We do not intend for the shelf registration statement to include sales by selling shareholders. As such, we have deleted the reference to sales by selling shareholders in the section entitled “Plan of Distribution” on page 16, as well as a corresponding reference that was found on the cover page of the prospectus.

Confirming Documentation

Revisions contained on the cover page of the prospectus and in the section entitled “Plan of Distribution” on page 16 of the Amendment.

4.	Rule 415(a)(4) requires that in an “at the market” equity offering by the registrant, the underwriter must be named in a prospectus that is “part of the registration statement.” If the registration statement becomes effective without naming the underwriter, please confirm supplementally that a post-effective amendment will be filed for this purpose. Please also confirm that any take

Ms. Pamela A. Long
Assistant Director
Securities and Exchange Commission
October 14, 2005

downs of voting stock from the shelf will comply with the aggregate market value limit imposed by Rule 415(a)(4).

Response:

The Staff’s comment is noted. Brady hereby confirms to the Staff that in the case of an “at-the-market” offering effected prior to December 1, 2005, which is the effective date of the Securities Offering Reform rulemaking (Securities Act Release No. 8591), it will file a post-effective amendment to name the underwriter in such offering.

With respect to the Staff’s comment related to the aggregate market value limit imposed by Rule 415(a)(4), we note that the aggregate market value limit contained in Rule 415(a)(4)(ii) appears to apply when “voting stock is registered.” Because Brady’s Class B Voting Common Stock is not registered, nor is it covered by the shelf registration statement, we do not believe that the aggregate market value limit would be applicable to Brady in this situation. Should it be determined that such aggregate market value limit is applicable to the Class A Nonvoting Common Stock covered by the shelf registration statement, then Brady confirms that any take downs of the Class A Nonvoting Common Stock effected prior to December 1, 2005, will comply with the aggregate market value limit imposed by Rule 415(a)(4).

Should Brady effect an “at-the-market” offering on or after December 1, 2005, Brady confirms that it will comply with the requirements of Rule 415(a)(4), as revised by the Securities Offering Reform rulemaking and consistent with the views of the Staff contained in the “Securities Offering Reform Transition Questions and Answers” (Sept. 13, 2005) or subsequently issued guidance.

Confirming Documentation

None.

Ms. Pamela A. Long
Assistant Director
Securities and Exchange Commission
October 14, 2005

Legal Opinion
5.	We note your qualification in the last paragraph that the common stock to be issued will be non-assessable subject to the personal liability which may be imposed on shareholders by Section 180.0622(2)(b) of the Wisconsin Business Corporation Law. However, please clarify whether, given this qualification, the security holder is liable for additional assessments or calls on the security by the issuer or its creditors solely because of security holder status. Also, you are reminded that an unqualified legality opinion is required with every takedown of securities registered under this registration statement. You may file the clean opinions pursuant to Rule 462(d) or on
Form 8-K.

Response:

The Staff’s comment is noted. With respect to the qualification on the non-assessability of shares as statutorily imposed by Section 180.0622(2)(b) of the Wisconsin Business Corporation Law, we note that the language contained in the legal opinion of Quarles & Brady LLP, as well as the reference to the qualification on non-assessability contained in the section entitled “DESCRIPTION OF CAPITAL STOCK—General” on page 12 of the prospectus, is customary.

Section 180.0622(2)(b) provides in pertinent part as follows:

The shareholders of every corporation, other than railroad corporations, are personally liable to an amount equal to the par value of shares owned by them respectively, and to the consideration for which their shares without par value was issued, for all debts owing to employees of the corporation for services performed for such corporation, but not exceeding 6 months’ service in any one case.

In direct response to your question, a shareholder of a Wisconsin corporation, solely as such, may be personally liable for employee wage claims subject to the limitations of the statute. The statute does not explicitly provide the corporation with a “call” or a method of assessing this liability.

Similarly, the potential extent of shareholder liability under Section 180.0622(2)(b) is not clear, especially in light of Wisconsin court cases on the

Ms. Pamela A. Long
Assistant Director
Securities and Exchange Commission
October 14, 2005

subject. There have been a number of judicial interpretations of the statute, many of which are unpublished, that considerably broaden the potential scope of the statutory liability beyond what would appear from a reading of the statutory language. For example, in a case involving a closely held corporation, the Wisconsin Supreme Court, by a split decision without a written opinion, affirmed a judgment holding shareholders liable under Section 180.40(6) (the predecessor statute to 180.0622(2)(b)) for unpaid employee wages up to the consideration paid ($100 per share) for their par value shares rather than the shares’ lower stated par value ($1 per share), notwithstanding the seemingly plain wording of the statute that the shareholders’ liability for unpaid wages thereunder is limited to the par value of shares with par value. Local 257 of Hotel & Restaurant Employees & Bartenders Int’l Union v. Wilson Street East Dinner Playhouse, Inc., 126 Wis. 2d 284, 375 N.W.2d 664 (1985) (affirming the 1983 decision of the Circuit Court for Dane County, Wisconsin, in Case No. 82-CV-0023).
In light of the uncertainty raised by the Wilson Street decision regarding a shareholder’s potential liability under Section 180.0622(2)(b), it has become customary for legal opinions addressing the non-assessability of shares of a Wisconsin corporation to be qualified in a manner similar to the qualification contained in the legal opinion of Quarles & Brady LLP. See, e.g., Exhibit 5 to the Form 8-K filed by Gehl Co. on September 21, 2005 (relating to Reg. No. 333-126349); Exhibit 5.1 to the Form S-3/A filed by Ladish Co., Inc. on September 7, 2005 (Reg. No. 333-124938); and Exhibit 5 to the Form 8-K filed by Regal-Beloit Corporation on August 11, 2005 (relating to Reg. No. 333-122823). In additional support, we are attaching to the hard copy of this response letter an excerpt from the June 2000 publication by the State Bar of Wisconsin, entitled “Standard Forms of Legal Opinions,” which endorses the qualification language contained in the Quarles & Brady LLP opinion and explains in more detail the reasons for such qualification.
Thus, there is uncertainty concerning the potential liability of shareholders under the statute, particularly in the case of a publicly-held corporation where specific shares may not be traceable. We have made customary disclosures in the section of the prospectus entitled “DESCRIPTION OF CAPITAL STOCK—General” and in the opinion of Quarles & Brady LLP. Brady believes that its financial

Ms. Pamela A. Long
Assistant Director
Securities and Exchange Commission
October 14, 2005

resources make it improbable that liability under the statute would be imposed, and therefore believes that such potential liability does not present a real risk with respect to this offering. Consequently, we believe that the prospectus and the legal opinion adequately disclose the potential liability of shareholders for indebtedness owing to employees, and, in light of the considerable uncertainty surrounding Section 180.0622(2)(b), any additional disclosure likely would be unhelpful to shareholders and unwarranted under these circumstances.

Confirming Documentation

No changes made to the prospectus. Attached to the hard copy of this response letter please find excerpts from Standard Forms of Legal Opinions, State Bar of Wisconsin (June 2000).
* * *
     Brady Corporation is filing with this letter the requested Amendment to the registration statement and (as noted above) has included two marked copies with a paper copy of this letter to expedite your review. We will comply with your request regarding our submission of an acceleration request and provide you adequate time to consider the request.
     Please call Hoyt Stastney (414) 277-5143 or Conrad Goodkind (414) 277-5305 if you wish to discuss any of these responses or related matters.

Very truly yours,

QUARLES & BRADY LLP

Hoyt R. Stastney
HRS:jj
Enclosure